Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Summarizes information concerning options outstanding and options vested and exercisable
Options outstanding, Number of Options	4,058,184
Options Vested and Exercisable, Number of Options	3,761,922
1.23 - 2.96 Exercise Price [Member]
Summarizes information concerning options outstanding and options vested and exercisable
Exercise price lower range	$ 1.23
Exercise price upper range	$ 2.96
Options outstanding, Number of Options	838,609
Option Outstanding, Weighted Average Remaining Contractual Life	6 years 2 months 16 days
Options Outstanding, Weighted Average Exercise Price	$ 2.18
Options Vested and Exercisable, Number of Options	568,034
Options Vested and Exercisable, Weighted Average Remaining Contractual Life	5 years 29 days
Options Vested and Exercisable, Weighted Average Exercise Price	$ 2.33
3.10 - 5.00 Exercise Price [Member]
Summarizes information concerning options outstanding and options vested and exercisable
Exercise price lower range	$ 3.10
Exercise price upper range	$ 5.00
Options outstanding, Number of Options	3,098,500
Option Outstanding, Weighted Average Remaining Contractual Life	4 years 4 months 13 days
Options Outstanding, Weighted Average Exercise Price	$ 4.88
Options Vested and Exercisable, Number of Options	3,072,813
Options Vested and Exercisable, Weighted Average Remaining Contractual Life	4 years 4 months 17 days
Options Vested and Exercisable, Weighted Average Exercise Price	$ 4.89
5.28 -7.80 Exercise Price [Member]
Summarizes information concerning options outstanding and options vested and exercisable
Exercise price lower range	$ 5.28
Exercise price upper range	$ 7.80
Options outstanding, Number of Options	120,000
Option Outstanding, Weighted Average Remaining Contractual Life	7 years 1 month 2 days
Options Outstanding, Weighted Average Exercise Price	$ 5.28
Options Vested and Exercisable, Number of Options	120,000
Options Vested and Exercisable, Weighted Average Remaining Contractual Life	7 years 1 month 2 days
Options Vested and Exercisable, Weighted Average Exercise Price	$ 5.28
90.66 Exercise Price [Member]
Summarizes information concerning options outstanding and options vested and exercisable
Exercise price upper range	$ 90.66
Options outstanding, Number of Options	1,075
Option Outstanding, Weighted Average Remaining Contractual Life	4 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 90.66
Options Vested and Exercisable, Number of Options	1,075
Options Vested and Exercisable, Weighted Average Remaining Contractual Life	4 months 17 days
Options Vested and Exercisable, Weighted Average Exercise Price	$ 90.66